Group Information (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Summary of Information about Subsidiaries	The consolidated financial statements include the following subsidiaries:

			% equity interest

Name	Country of incorporation	Registered office	December 31, 2024	December 31, 2023
BioNTech BioNTainer Holding GmbH	Germany	Mainz	100%	100%
BioNTech Cell & Gene Therapies GmbH	Germany	Mainz	100%	100%
BioNTech Collaborations GmbH	Germany	Mainz	100%	n/a(1)
BioNTech Delivery Technologies GmbH	Germany	Halle	100%	100%
BioNTech Diagnostics GmbH	Germany	Mainz	100%	100%
BioNTech Europe GmbH	Germany	Mainz	100%	100%
BioNTech Idar-Oberstein Services GmbH	Germany	Idar-Oberstein	100%	100%
BioNTech Individualized mRNA Manufacturing GmbH	Germany	Mainz	100%	100%
BioNTech Innovation and Services Marburg GmbH	Germany	Marburg	100%	100%
BioNTech Innovation GmbH	Germany	Mainz	100%	100%
BioNTech Innovative Manufacturing Services GmbH	Germany	Idar-Oberstein	100%	100%
BioNTech Manufacturing GmbH	Germany	Mainz	100%	100%
BioNTech Manufacturing Marburg GmbH	Germany	Marburg	100%	100%
BioNTech Real Estate Holding GmbH	Germany	Holzkirchen	100%	100%
InstaDeep DE GmbH	Germany	Berlin	100%	100%
JPT Peptide Technologies GmbH	Germany	Berlin	100%	100%
NT Security and Services GmbH	Germany	Mainz	100%	100%
reSano GmbH	Germany	Mainz	100%	100%
BioNTech Australia Pty Ltd.	Australia	Melbourne	100%	100%
BioNTech R&D (Austria) GmbH	Austria	Vienna	100%	100%
Simba Merger Sub	Cayman Islands	George Town	100%	n/a(1)
BioNTech (Shanghai) Pharmaceuticals Co. Ltd.	China	Shanghai	100%	100%
InstaDeep France SAS	France	Paris	100%	100%
Biopharma BioNTech Israel Ltd.	Israel	Tel Aviv	100%	100%
New Technologies Re	Luxembourg	Luxembourg	100%	100%
InstaDeep Nigeria Limited	Nigeria	Lagos	100%	100%
BioNTech Rwanda Ltd.	Rwanda	Kigali	100%	100%
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd.	Singapore	Singapore	100%	100%
BioNTech Pharmaceuticals Spain S.L	Spain	Barcelona	100%	100%
BioNTech Switzerland GmbH	Switzerland	Basel	100%	100%
BioNTech Taiwan Co. Ltd.	Taiwan	Taipei	100%	100%
InstaDeep Tunisia SARL	Tunisia	Tunis	100%	100%
BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi	Turkey	Istanbul	100%	100%
BioNTech UK Ltd.	United Kingdom	London	100%	100%
InstaDeep Ltd.	United Kingdom	London	100%	100%
BioNTech Research and Development, Inc.	United States	Cambridge	100%	100%
BioNTech USA Holding, LLC	United States	Cambridge	100%	100%
BioNTech US Inc.	United States	Cambridge	100%	100%
BioNTech Delivery Technologies (US), LLC	United States	Cambridge	100%	100%
InstaDeep LLC	United States	Dover	100%	100%
JPT Peptide Technologies Inc.	United States	Cambridge	100%	100%
(1)Included during the year ended December 31, 2024.

Summary of Information about Parent Company	ATHOS KG, Holzkirchen, Germany, is the sole shareholder of AT Impf GmbH, Munich, Germany, and beneficial owner of the following percentage of ordinary shares in BioNTech at the dates as indicated. ATHOS KG via AT
Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enables it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.

			Ownership of ordinary shares in BioNTech (in %)

Name	Country of incorporation	Registered office	December 31, 2024	December 31, 2023
AT Impf GmbH	Germany	Munich	42.44%	43.77%

Summary of Information about Entity with Significant Influence Over Group	Medine GmbH, Mainz, Germany, owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)

Name	Country of incorporation	Registered office	December 31, 2024	December 31, 2023
Medine GmbH	Germany	Mainz	16.85%	17.01%